Share-based Compensation - Summarizes Outstanding Simple and Performance Warrants (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	3,424,600	9,815,000	6,129,866
Weighted average exercise price, Warrants outstanding | $ / shares	$ 4.41	$ 4.01	$ 1.80
Weighted average contractual life, Warrants outstanding (years)	4 years 4 months 2 days	5 years 7 months 9 days
Number of warrants, Warrants exercisable | shares	2,155,800	5,132,600
Weighted average exercise price, Warrants exercisable | $ / shares	$ 2.27	$ 1.29
Weighted average contractual life, Warrants exercisable (years)	3 years 9 months 3 days	6 years
Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	1,672,000	5,798,822	7,094,822
Weighted average exercise price, Warrants outstanding | $ / shares	$ 4.19	$ 2.66	$ 2.04
Number of warrants, Warrants exercisable | shares	1,053,867	4,456,422
Weighted average exercise price, Warrants exercisable | $ / shares	$ 1.98	$ 1.02
$0.63 - $0.94 | Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	1,009,400	4,019,000
Weighted average exercise price, Warrants outstanding | $ / shares	$ 0.74	$ 0.68
Weighted average contractual life, Warrants outstanding (years)	3 years 6 months 14 days	5 years 7 months 13 days
Number of warrants, Warrants exercisable | shares	1,009,400	3,635,000
Weighted average exercise price, Warrants exercisable | $ / shares	$ 0.74	$ 0.68
Weighted average contractual life, Warrants exercisable (years)	3 years 6 months 14 days	5 years 7 months 9 days
$0.63 - $0.94 | Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	498,667	3,700,690
Weighted average exercise price, Warrants outstanding | $ / shares	$ 0.70	$ 0.64
Number of warrants, Warrants exercisable | shares	370,667	3,546,022
Weighted average exercise price, Warrants exercisable | $ / shares	$ 0.72	$ 0.64
$1.25 - $1.88 | Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	400,000	560,000
Weighted average exercise price, Warrants outstanding | $ / shares	$ 1.56	$ 1.50
Weighted average contractual life, Warrants outstanding (years)	3 years 7 months 2 days	10 years 2 months 4 days
Number of warrants, Warrants exercisable | shares	400,000	560,000
Weighted average exercise price, Warrants exercisable | $ / shares	$ 1.56	$ 1.50
Weighted average contractual life, Warrants exercisable (years)	3 years 7 months 2 days	10 years 2 months 4 days
$1.25 - $1.88 | Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	282,133	646,933
Weighted average exercise price, Warrants outstanding | $ / shares	$ 1.42	$ 1.52
Number of warrants, Warrants exercisable | shares	247,467	381,334
Weighted average exercise price, Warrants exercisable | $ / shares	$ 1.40	$ 1.48
$2.97 - $4.53 | Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	527,200	1,232,000
Weighted average exercise price, Warrants outstanding | $ / shares	$ 3.05	$ 3.18
Weighted average contractual life, Warrants outstanding (years)	3 years 7 months 20 days	5 years 7 months 13 days
Number of warrants, Warrants exercisable | shares	455,200	848,000
Weighted average exercise price, Warrants exercisable | $ / shares	$ 3.01	$ 3.10
Weighted average contractual life, Warrants exercisable (years)	3 years 6 months 14 days	4 years 11 months 12 days
$2.97 - $4.53 | Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	624,000	788,000
Weighted average exercise price, Warrants outstanding | $ / shares	$ 3.13	$ 3.09
Number of warrants, Warrants exercisable | shares	397,333	490,666
Weighted average exercise price, Warrants exercisable | $ / shares	$ 3.10	$ 3.08
$6.25 - $9.38 | Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	1,318,400	3,462,400
Weighted average exercise price, Warrants outstanding | $ / shares	$ 6.33	$ 6.37
Weighted average contractual life, Warrants outstanding (years)	5 years 2 months 4 days	4 years 6 months
Number of warrants, Warrants exercisable | shares	275,200	80,000
Weighted average exercise price, Warrants exercisable | $ / shares	$ 6.61	$ 6.25
Weighted average contractual life, Warrants exercisable (years)	5 years 1 month 6 days	4 years 5 months 8 days
$6.25 - $9.38 | Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	150,933	362,933
Weighted average exercise price, Warrants outstanding | $ / shares	$ 7.32	$ 6.97
Number of warrants, Warrants exercisable | shares	38,400	38,400
Weighted average exercise price, Warrants exercisable | $ / shares	$ 6.25	$ 6.25
$12.50 - $37.50 | Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	169,600	541,600
Weighted average exercise price, Warrants outstanding | $ / shares	$ 22.28	$ 18.08
Weighted average contractual life, Warrants outstanding (years)	6 years 5 months 26 days	7 years 10 months 13 days
Number of warrants, Warrants exercisable | shares	16,000	9,600
Weighted average exercise price, Warrants exercisable | $ / shares	$ 20.60	$ 21.88
Weighted average contractual life, Warrants exercisable (years)	4 years 6 months	9 years 18 days
$12.50 - $37.50 | Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	116,267	300,266
Weighted average exercise price, Warrants outstanding | $ / shares	$ 27.52	$ 23.72